Note 7 - Intangibles (Tables)	3 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about intangible assets [text block]
	Software and W eb D evelopment	Content Platform	Content Development	Total
Cost, January 1, 2017	$9,239,088	$1,477,112	$2,474,020	$13,190,219
Additions	306,317	-	568,501	874,818
C o st, March 31, 2017	9,545,405	1,477,122	3,042,521	14,065,037
Impairment	(306,317)	-	(568,501)	(874,818)
Cost, December 31, 201 7	9,239,088	1,477,112	2,474,020	13,190,219
Cost, March 31, 201 8 and 2019	$9,239,088	$1,477,112	$2,474,020	$13,190,219
Accumulated depreciation, January 1, 2017	$8,229,946	$1,477,112	$483,152	$10,190,210
Charge for the period	170,571	-	123,701	294,272
Accumulated depreciation, March 31, 2017	8,400,517	$1,477,112	606,853	10,484,482
Charge for the period	386,553	-	371,103	757,655
Impairment	452,018	-	1,496,064	1,948,802
Accumulated depreciation, December 31, 2017	9,239,088	1,477,112	2,474,020	13,190,219
Accumulated depreciation, March 31, 201 8 and 2019	$-	$-	$-	$-
Net book value, December 31, 201 7	$-	$-	$-	$-
Net book value, March 31, 201 8 and 2019	$-	$-	$-	$-